Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0001745648
Registrant Name	Apnimed, Inc.
Registration File Number	333-297377
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES